Michele H. Abate

Vice President and

Associate General Counsel

New England Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

                     March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re:  New England Variable Annuity Separate Account

   File No. 811-08828

Commissioners:

The Annual Reports for the period ended December 31, 2025 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New

England Variable Annuity Separate Account of New England Life Insurance Company

pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

New England Life Insurance Company